Accrued Expenses	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Accrued Expenses [Abstract]
Accrued Expenses

8. Accrued Expenses

Accrued expenses consisted of the following for the periods indicated:

	October 31,	April 30,
(in millions)	2015	2015

Compensation and employee benefits	$158.0	$157.3
Taxes other than income	17.9	25.2
Royalties and partner commissions	51.8	54.5
Litigation	2.0	1.6
Professional fees	7.0	8.2
Subcontractor expense	7.0	7.9
Interest	92.4	22.6
Restructuring	6.5	3.7
Asset retirement obligations	2.9	1.4
Deferred rent	3.3	3.5
Other	49.8	53.2
Accrued expenses	$398.6	$339.1

Included above in other accrued expenses as of October 31, 2015 and April 30, 2015, is approximately $18.0 million and $17.0 million, respectively, pertaining to dividends accrued related to our funding of interest on our affiliate company’s debt.  These dividends were settled in the third and first quarters of fiscal 2016, respectively.  See Note 17, Related Party Transactions – Dividends Paid to Affiliates.

10.    Accrued Expenses

Accrued expenses consisted of the following for the periods indicated:

	April 30,	May 31,
(in millions)	2015	2014
Compensation and employee benefits	$157.3	$170.2
Taxes other than income	25.2	26.0
Royalties and partner commissions	54.5	47.0
Litigation	1.6	2.4
Professional fees	8.2	8.1
Subcontractor expense	7.9	8.0
Interest	22.6	69.1
Restructuring	3.7	16.1
Asset retirement obligations	1.4	1.7
Deferred rent	3.5	16.9
Other	53.2	40.8
Accrued expenses	$339.1	$406.3

Included above in other accrued expenses as of April 30, 2015, is approximately $17.0 million pertaining to dividends accrued related to our funding of interest on our affiliate company’s debt.  See Note 21, Related Party Transactions – Dividends Paid to Affiliates.